ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs
	For the year ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	38,710,874	58,810,186	65,780,019
Warranty provision	21,939,223	12,467,698	16,587,011
Warranty costs incurred	(1,839,911)	(5,497,865)	(623,949)
Ending balance	58,810,186	65,780,019	81,743,081